Dissolution of Subsidiaries - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Orion BVI Tire Corporation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dissolution of stock in subsidiary, percentage	60.00%
Whole Good Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dissolution of stock in subsidiary, percentage	100.00%